RELATED PARTY TRANSACTIONS (Details)	Jul. 22, 2019 USD ($) shares
Branding Agreement [Member] | Spire Holdings LLC [Member]
Indebtness debt | $	$ 200,000
Chris Chumas [Member]
Indebtness debt shares | shares	12,000,000
Chris Chumas [Member] | Series A Preferred Stock [Member]
Indebtness debt shares | shares	6,000,000
Indebtness debt | $	$ 100,000